SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO TARGET DATE RETIREMENT FUNDS

For the Wells Fargo Target Today Fund

Wells Fargo Target 2010 Fund

Wells Fargo Target 2015 Fund

Wells Fargo Target 2020 Fund

Wells Fargo Target 2025 Fund

Wells Fargo Target 2030 Fund

Wells Fargo Target 2035 Fund

Wells Fargo Target 2040 Fund

Wells Fargo Target 2045 Fund

Wells Fargo Target 2050 Fund

Wells Fargo Target 2055 Fund

Wells Fargo Target 2060 Fund
(each a “fund”, together the “Funds”)

Effective immediately the following change is made on the front cover of the Statement of Additional Information :

Current language	Replacement language effective immediately

This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) dated July 1, 2018. The Prospectuses may be obtained free of charge by visiting our Web site at wellsfargofunds.com, calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 219967, Kansas City, MO 64121-9967.

This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses (the "Prospectuses") dated July 1, 2018. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended February 28, 2018, are hereby incorporated by reference to the Funds’ Annual Reports. The Prospectuses, Annual Reports and Semi-Annual Reportsmay be obtained free of charge by visiting our Web site at wellsfargofunds.com, calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 219967, Kansas City, MO 64121-9967.

July 5, 2018